Expense Example, No Redemption (Vanguard Windsor Fund, USD $)	18 Months Ended
Apr. 30, 2012
Vanguard Windsor Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 42
3 YEAR	132
5 YEAR	230
10 YEAR	518
Vanguard Windsor Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	32
3 YEAR	100
5 YEAR	174
10 YEAR	$ 393